WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement Dated August 18, 2010

to the Prospectuses For

WRL FREEDOM ATTAINER®

(Dated May 1, 2010)

WRL FREEDOM WEALTH CREATOR®

(Dated May 1, 2010)

WRL FREEDOM ACCESS®

(Dated May 1, 2008)

WRL FREEDOM ENHANCER®

(Dated May 1, 2008)

FLEXIBLE PREMIUM VARIABLE

ANNUITY - M

(Dated May 1, 2009)

WRL FREEDOM CONQUEROR® (Dated May 1, 2010) WRL FREEDOM PREMIER® (Dated May 1, 2010) WRL FREEDOM BELLWETHER® (Dated May 1, 2008) WRL FREEDOM VARIABLE ANNUITY (Dated May 1, 2009)

The following information supplements, amends and replaces the information in the Prospectus regarding the Transamerica Convertible Securities VP:

Effective on or around August 16, 2010, Transamerica Asset Management terminated its investment sub-advisory agreement with Transamerica Investment Management with respect to Transamerica Convertible Securities VP fund and entered into a new investment sub-advisory agreement with AllianceBernstein L.P. In connection with the change in sub-adviser, the Transamerica Convertible Securities VP fund’s investment objective, principal investment strategies and risks and benchmark index, as well as the name, changed. The new name of the fund is Transamerica AllianceBernstein Dynamic Allocation VP.